Fixed Assets and Intangible Assets, Net (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets and Intangible Assets, Net (Textual)
Depreciation and amortization expense	$ 112,509	$ 22,977	$ 51,180	$ 18,674